Income taxes	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Income taxes
7. Income taxes

	2020	2019	2018
	€	€	€
Current income tax charge	(16,088)	—	—
Deferred tax benefit	99,339	—	—
Income tax benefit	83,251	—	—

The Company and its subsidiaries are in a loss-making position so there was no tax charge or income recognized in the years 2019 and 2018. The tax benefit over the year ended December 31, 2020 relates to a temporary difference in the Company’s US subsidiary for which a deferred tax asset is recognized, partly offset by the current tax charges relating to the Company’s US subsidiary as the result of a cost-plus agreement between the US entity and the Group’s principal entity resulting in a taxable profit in the United States of America.

Reconciliation of income tax benefit at statutory tax rate and the income tax benefit as reported in the consolidated statement of profit or loss and other comprehensive income is as follows:

	2020	2019	2018
	€	€	€
Loss before income tax	(26,068,955)	(8,027,162)	(4,313,914)
Income tax benefit at statutory income tax rate o f 25%	(6,517,239)	(2,006,791)	(1,078,479)
Recognition of previously unrecognized deferred tax assets	(1,629,392)	—	—
Temporary differences for which no deferred tax assets/liabilities have been recognized	—	1,421,141	789,502
Non-deductible expenses for tax purposes (share based payments)	74,579	4,050	200
Transactions costs	(552,593)	(209,045)	—
Current year losses for which no deferred tax asset has been recognised	3,684,669	789,520	287,652
Differences in overseas tax rates	4,855,980	—	—
Other	745	1,125	1,125

Income tax benefit	(83,251)	—	—

The effective tax rate is 0.3% (2019 and 2018: 0%).
Pharvaris N.V. is the head of the fiscal unity including Pharvaris Netherlands B.V. and Pharvaris Holdings B.V.
The Group has tax loss carry-forwards of approximately €43.3 million (2019 and 2018: €5.9 million and €2.7 million), that are available for offsetting against future taxable profits of the companies in which the losses arose. Under Dutch tax law, for years prior to 2019, profits in a given year can be offset against tax loss carry forwards for up to nine years. In 2019, the Dutch tax law was revised to limit the carry forward period to six years. Under Swiss law, losses can be offset against future income or capital gains for seven years.
Tax loss carry-forwards incurred in current and prior years will expire as follows:

	Switzerland	Netherlands	Tax losses
Year	€ million	€ million	€ million
2025	—	3.9	3.9
2026	—	4.4	4.4
2027	33.8	1.2	35.0

Total carry-forward losses	33.8	9.5	43.3

Deferred taxes
Deferred tax assets relating to losses carried forward have not been recognized, and deferred tax assets on deductible temporary differences in excess of deferred tax liabilities on taxable temporary differences have not been recognized in the consolidated statement of profit and loss and other comprehensive income. Deferred taxes have been recognized to the extent that management concludes that there is sufficient probability as per IAS 12 that there will be future taxable profits available in the foreseeable future against which the unused tax losses can be utilized.
Movements in deferred tax balances

	R&D expenses		Other receivables		Accrued expenses		Total
Deferred tax assets	€		€		€
At January 1, 2020		—		—		—	—
(Charged)/credited
- Profit or loss		1,964,583		—		99,339	2,063,922

At December 31, 2020		1,964,583		—		99,339	2,063,922

Deferred tax liability
At January 1, 2020		—		—		—	—
(Charged)/credited
- Profit or loss		—		(1,964,583)		—	(1,964,583)

At December 31, 2020		—		(1,964,583)		—	(1,964,583)

Net deferred tax assets at December 31, 2020							99,339

The total unrecognized deferred tax assets from temporary differences amounts to €0.9 million (2019: €2.9 million).